Goodwill Allocated to Operating Segment (Detail) (Series of Individually Immaterial Business Acquisitions, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Goodwill [Line Items]
Goodwill	¥ 41,273
Nidec Sankyo
Goodwill [Line Items]
Goodwill	1,597
Nidec Motor
Goodwill [Line Items]
Goodwill	34,021
Nidec Motors & Actuators
Goodwill [Line Items]
Goodwill	870
All others
Goodwill [Line Items]
Goodwill	¥ 4,785